Summary of Significant Accounting Policies - Antidilutive Shares (Details) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities
Ant-dilutive shares (in shares)	6,339,120	4,643,896
Unvested restricted incentive shares and units
Antidilutive Securities
Ant-dilutive shares (in shares)	589,276	412,797
Share options
Antidilutive Securities
Ant-dilutive shares (in shares)	5,749,844	4,231,099